Sale of Amadeus Basin Assets (Detail) $ in Millions				3 Months Ended	12 Months Ended
	May 18, 2016 USD ($)	May 18, 2016 AUD	Mar. 31, 2014 AUD shares	Sep. 30, 2016 AUD AUD / Gigajoule	Jun. 30, 2014 AUD AUD / Gigajoule	Jun. 30, 2016
Central Petroleum Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage			11.00%	1.90%		1.90%
Amadeus Basin
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount paid in exchange for assets			AUD 20,000,000
Customary purchase price adjustments			AUD 800,000
Discount rate				10.00%	10.00%
Amadeus Basin | Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Bonus discharge amount				AUD 7,000,000	AUD 7,000,000
Amadeus Basin | Palm Valley
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Royalty rate				25.00%	25.00%
AUD/Gigajoule gas price trigger for first ten years | AUD / Gigajoule				5.00	5.00
AUD/Gigajoule gas price trigger for following five years | AUD / Gigajoule				6.00	6.00
Royalty rate term, first 10 years				10 years	10 years
Royalty rate term, following 5 years				5 years	5 years
Amadeus Basin | Central Petroleum Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares issued during period for acquisitions | shares			39,500,000
Mereenie Bonus
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount paid in exchange for assets	$ 2.5	AUD 3,500,000